Restricted cash, time deposit and investment - Additional information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Restricted cash, time deposit and investment
Cash and short-term time deposits	¥ 234.6	¥ 238.4
Other restricted cash and time deposits as collateral ADR depositary bank, in custodian accounts for insurance brokerage business and other business requirements	¥ 3.7